Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
Capital Management [Abstract]
Schedule of Capital Management	CAPITAL MANAGEMENT

($ millions)	2021	2020
Long-term debt (1)	1,970.2	2,259.6
Adjusted working capital deficiency (2)	201.6	93.4
Unrealized foreign exchange on translation of US dollar long-term debt	(166.8)	(203.8)
Net debt	2,005.0	2,149.2
Shareholders’ equity	5,405.3	2,822.8
Total capitalization	7,410.3	4,972.0
(1)Includes current portion of long-term debt.
(2)Adjusted working capital deficiency is calculated as accounts payable and accrued liabilities, dividends payable and long-term compensation liability net of equity derivative contracts, less cash, accounts receivable, prepaids and deposits and long-term investments.

Schedule of Cash Flows from Operating Activities to Adjusted Funds
The following table reconciles cash flow from operating activities to adjusted funds flow from operations for the year ended December 31, 2021 and December 31, 2020:

($ millions)	2021	2020
Cash flow from operating activities	1,495.8	860.5
Changes in non-cash working capital	(51.6)	(6.2)
Transaction costs	12.5	5.4
Decommissioning expenditures	20.2	14.7
Adjusted funds flow from operations	1,476.9	874.4